SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
Schedule of share capital

	Ordinary
	Quantity	(%)
Shareholder
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,800,797	14.31
Managements	35,532,742	2.61
Alden Fundo de Investimento em Ações	26,154,741	1.92
	624,100,609	45.85
Treasury	12,042,004	0.88
BNDESPAR	150,217,425	11.04
Votorantim S.A.	75,180,059	5.52
Other shareholders	499,723,487	36.71
	1,361,263,584	100.00

Schedule of other reserves

			Exchange
			variation on
			conversion of
			financial
	Debenture		statements of
	conversion	Actuarial gain	foreign	Deemed
	5th issue	(loss)	subsidiaries	cost	Total
Balances at December 31, 2017	(45,745)	(52,749)	26,622	2,370,200	2,298,328
Actuarial gain (loss)	—	(45,741)	—	—	(45,741)
Gain (loss) on conversion of financial statements and on foreign investments	—	—	137,546	—	137,546
Realization of deemed cost, net of taxes	—	—	—	(68,424)	(68,424)
Balances at December 31, 2018	(45,745)	(98,490)	164,168	2,301,776	2,321,708
Actuarial gain (loss)	—	(95,283)	—	—	(95,283)
Gain (loss) on conversion of financial statements and on foreign investments	—	—	47,834	—	47,834
Realization of deemed cost, net of taxes	—	—	—	(52,918)	(52,918)
Balances at December 31, 2019	(45,745)	(193,773)	212,002	2,248,858	2,221,342

Schedule of treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2017	13,842,004	17.42	241,088	258,797
Sale	(1,800,000)	12.68	(22,823)	(66,636)
Balances at December 31, 2018	12,042,044	18.13	218,265	458,560
Balances at December 31, 2019	12,042,044	18.13	218,265	477,827

Schedule of result absorption

		Result		Reserve
	Limit on	absorption		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2019	2018	2019	2018
Realization of deemed cost, net of taxes		(52,918)	(68,424)	—	—
Tax incentive reserve		(684,563)	288,557	—	684,563
Special statutory reserve		(242,612)	7,882	—	242,612
Legal reserve	20%	(105,671)	15,917	317,144	422,815
Capital increase reserve	80%	(1,730,629)	70,940	—	1,730,629
Minimum mandatory dividends		—	3,466	—	—
		(2,816,393)	318,339	317,144	3,080,619